Related Party Transactions - Schedule of Major Related Parties and their Relationship with Group (Details)	12 Months Ended
Feb. 29, 2020
Shanghai Fuxi Network Co., Ltd. ("Fuxi Network")
Related Party Transaction [Line Items]
Relationship with the group	Entity controlled by Tian Peiqing, Chairman of the Group
Shanghai Jiaxin Travel Agency ("Jiaxin")
Related Party Transaction [Line Items]
Relationship with the group	Entity controlled by Tian Peiqing, Chairman of the Group
Shanghai Zhendou Technology Co., Ltd. ("Zhendou")
Related Party Transaction [Line Items]
Relationship with the group	Equity method investee of the Group
Huangshan Culture Investment Group Co., Ltd. ("Huangshan Culture")
Related Party Transaction [Line Items]
Relationship with the group	Non-controlling interest shareholder of Huangshan R&L, a subsidiary of a VIE of the Company
Ju Yiming, Liu Wei, Shen Yalin, and Gu Yejun
Related Party Transaction [Line Items]
Relationship with the group	Non-controlling interest shareholders of VIE's subsidiaries
Gao Kaozhen, Li Huarong, Huang Zhijian and Zhang Xianmin
Related Party Transaction [Line Items]
Relationship with the group	Non-controlling interest shareholders of acquired subsidiaries